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Filed pursuant to Rule 497(e)

[Supplement dated April 23, 2002 to the January 1, 2002 Class I Shares Prospectus of The Saratoga Advantage Trust]

Effective April 23, 2002, the following are the Expense Caps for each of the
Portfolios: U.S. Government Money Market, 1.25%; Investment Quality Bond, 1.40%; Municipal Bond, 1.40%; Large Capitalization Value, 1.50%; Large Capitalization Growth, 1.50%; Small Capitalization, 1.50%; and International Equity, 1.80%. This change in the Expense Caps does not affect any other terms of the Excess Expense Agreement.

                                      * * *

[Supplement dated April 23, 2002 to the January 1, 2002 Class B Shares Prospectus of The Saratoga Advantage Trust]

Effective April 23, 2002, the following are the Expense Caps for each of the
Portfolios: U.S. Government Money Market, 2.25%; Investment Quality Bond, 2.40%; Municipal Bond, 2.40%; Large Capitalization Value, 2.50%; Large Capitalization Growth, 2.50%; Small Capitalization, 2.50%; and International Equity, 2.80%. This change in the Expense Caps does not affect any other terms of the Excess Expense Agreement.

                                      * * *

[Supplement dated April 23, 2002 to the January 1, 2002 Class C Shares Prospectus of The Saratoga Advantage Trust]

Effective April 23, 2002, the following are the Expense Caps for each of the
Portfolios: U.S. Government Money Market, 2.25%; Investment Quality Bond, 2.40%; Municipal Bond, 2.40%; Large Capitalization Value, 2.50%; Large Capitalization Growth, 2.50%; Small Capitalization, 2.50%; and International Equity, 2.80%. This change in the Expense Caps does not affect any other terms of the Excess Expense Agreement.